Capital Management and Risk Policies - Summary of Mortgage Portfolio LTV Distribution (Detail) $ in Thousands	Dec. 31, 2024 ARS ($)
Disclosure of mortgage portfolio loan to value distribution [line items]
Exposure	$ 816,117
Lower than 50%
Disclosure of mortgage portfolio loan to value distribution [line items]
Exposure	385,400
50 to 60%
Disclosure of mortgage portfolio loan to value distribution [line items]
Exposure	136,887
60 to 70%
Disclosure of mortgage portfolio loan to value distribution [line items]
Exposure	102,035
70 to 80%
Disclosure of mortgage portfolio loan to value distribution [line items]
Exposure	153,206
80 to 90%
Disclosure of mortgage portfolio loan to value distribution [line items]
Exposure	19,515
90 to 100%
Disclosure of mortgage portfolio loan to value distribution [line items]
Exposure	6,998
Higher than 100%
Disclosure of mortgage portfolio loan to value distribution [line items]
Exposure	$ 12,076